Earnings per share	9 Months Ended
Sep. 30, 2021
Earnings per share
4. Earnings per share:

4. Earnings per Share:

Weighted average number of common shares outstanding:

	Three months		Nine months
	ended September 30,		ended September 30,
	2021	2020	2021	2020
Issued common shares at beginning of period	83,730,875	72,718,706	77,961,151	71,218,706
Effect of shares issued	20,707	1,980,091	3,130,375	1,464,118
Weighted average number of common shares outstanding – basic	83,751,582	74,698,797	81,091,526	72,682,824

Weighted average number of shares outstanding – diluted	83,751,582	74,698,797	81,091,526	72,682,824

There is no difference in diluted as compared to basic earnings per share as the impact would be antidilutive as a result of the net loss.